TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW
         USAA Florida Tax-Free Income Fund                              4
         USAA Florida Tax-Free Money Market Fund                       10
      FINANCIAL INFORMATION
         Portfolios of Investments
            Categories and Definitions                                 13
            USAA Florida Tax-Free Income Fund                          14
            USAA Florida Tax-Free Money Market Fund                    18
         Notes to Portfolios of Investments                            21
         Statements of Assets and Liabilities                          22
         Statements of Operations                                      23
         Statements of Changes in Net Assets                           24
         Notes to Financial Statements                                 25









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA FLORIDA FUNDS, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). THE REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUNDS.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









USAA FAMILY OF FUNDS SUMMARY

    FUND                                                       MINIMUM
  TYPE/NAME                           VOLATILITY              INVESTMENT
  ---------                           ----------              ----------

 CAPITAL APPRECIATION
 ===============================================================================
 Aggressive Growth                     Very high                 $3,000
 Emerging Markets                      Very high                  3,000
 First Start Growth(Registered
   Trademark)                          Moderate to high           3,000
 Gold                                  Very high                  3,000
 Growth                                Moderate to high           3,000
 Growth & Income                       Moderate                   3,000
 International                         Moderate to high           3,000
 S&P 500(Registerd Trademark)Index     Moderate                   3,000
 Science & Technology                  Very high                  3,000
 Small Cap Stock                       Very high                  3,000
 World Growth                          Moderate to high           3,000

 ASSET ALLOCATION
 ===============================================================================
 Balanced Strategy                     Moderate                  $3,000
 Cornerstone Strategy                  Moderate                   3,000
 Growth and Tax
  Strategy                             Moderate                   3,000
 Growth Strategy                       Moderate to high           3,000
 Income Strategy                       Low to moderate            3,000

 INCOME - TAXABLE
 ===============================================================================
 GNMA(Registered Trademark)            Low to moderate           $3,000
 High-Yield
  Opportunities                        High                       3,000
 Income                                Moderate                   3,000
 Income Stock                          Moderate                   3,000
 Intermediate-Term
  Bond                                 Low to moderate            3,000
 Short-Term Bond                       Low                        3,000

 INCOME - TAX EXEMPT
 ===============================================================================
 Long-Term                             Moderate                  $3,000
 Intermediate-Term                     Low to moderate            3,000
 Short-Term                            Low                        3,000
 State Bond Income                     Moderate                   3,000

 MONEY MARKET
 ===============================================================================
 Money Market                          Very low                  $3,000
 Tax Exempt
  Money Market                         Very low                   3,000
 Treasury Money
  Market Trust(Registered Trademark)   Very low                   3,000
 State Money Market                    Very low                   3,000

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.








MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD: MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

I have noted many times in the past that our three national tax-exempt bond funds will usually provide a textbook study of how the bond markets should work. The USAA Long-Term Fund should have the highest return, the USAA Short-Term Fund the lowest, and the USAA Intermediate-Term Fund should fall in between. That's because risk is usually rewarded. A 30-year bond is more risky, for various reasons, than a two-year bond.

THE WALL STREET JOURNAL on October 2, 2000, showed that year-to-date the performance of these three funds lines up like this:

    -----------------------------------------------------------
        YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
    -----------------------------------------------------------

    USAA Tax Exempt Long-Term Fund                         6.7%
    USAA Tax Exempt Intermediate-Term Fund                 6.0%
    USAA Tax Exempt Short-Term Fund                        4.0%
    -----------------------------------------------------------

Last year the bond market declined and demonstrated that 30-year bonds are indeed riskier than short issues:

    -----------------------------------------------------------------------
                    TOTAL RETURN FOR PERIODS ENDING 12/31/99
    -----------------------------------------------------------------------
                                               1 YEAR     5 YEARS  10 YEARS
                                               ----------------------------
    USAA Tax Exempt Long-Term Fund             -5.04%      6.59%     6.37%
    USAA Tax Exempt Intermediate-Term Fund     -2.61%      6.37%     6.49%
    USAA Tax Exempt Short-Term Fund             1.64%      4.98%     5.06%

    -----------------------------------------------------------------------

However, over the longer term, you can see that risk usually is rewarded:

    -----------------------------------------------------------------------
                    TOTAL RETURN FOR PERIODS ENDING 9/30/00
    -----------------------------------------------------------------------
                                               1 YEAR     5 YEARS  10 YEARS
                                               ----------------------------
    USAA Tax Exempt Long-Term Fund              4.60%      5.41%     6.82%
    USAA Tax Exempt Intermediate-Term Fund      5.14%      5.32%     6.72%
    USAA Tax Exempt Short-Term Fund             4.51%      4.52%     5.09%
    -----------------------------------------------------------------------

The ordering of these returns and the longer term records of these funds are in line with theory. And the numbers for 2000 look pretty good compared to major indices this year:

    --------------------------------------------------------------
         YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
    --------------------------------------------------------------

    Dow Jones Industrial Average                          -7.36%
    S&P 500 Index                                         -1.39%
    Nasdaq Composite Index                                -9.74%
    --------------------------------------------------------------

That is why a portion of my investment portfolio is composed of tax-exempt bond funds.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


TOTAL RETURN EQUALS INCOME PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.









INVESTMENT REVIEW

USAA FLORIDA TAX-FREE INCOME FUND

OBJECTIVE: High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS: Invests principally in long-term, investment-grade Florida tax-exempt securities.

--------------------------------------------------------------------------------
                                                  3/31/00           9/30/00
--------------------------------------------------------------------------------
 Net Assets                                     $170.2 Million   $175.8 Million
 Net Asset Value Per Share                          $9.14            $9.25
 Tax-Exempt Dividends Per Share
   Last 12 Months                                  $0.491           $0.490
 Capital Gain Distributions Per Share
   Last 12 Months                                     -                -
--------------------------------------------------------------------------------
 SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
               3/31/00 TO 9/30/00               30-DAY SEC YIELD
                     3.95%(+)                         5.24%
--------------------------------------------------------------------------------
* CALCULATED AS PRESCRIBED BY THE  SECURITIES AND EXCHANGE  COMMISSION.
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.




                     AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                 TOTAL                DIVIDEND               PRICE
                RETURN      EQUALS     RETURN      PLUS     CHANGE
--------------------------------------------------------------------------------
Since 10/1/93    4.25%        =         5.36%       +       -1.11%
--------------------------------------------------------------------------------
5 Years          5.50%        =         4.63%       +        0.87%
--------------------------------------------------------------------------------
1 Year           5.20%        =         5.52%       +       -0.32%
--------------------------------------------------------------------------------


              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
               FOR THE SIX-YEAR PERIOD ENDING SPETEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Florida Tax-Free Income Fund for the six-year period ending September 30, 2000.

TOTAL RETURN
-------------------------
09/30/95            9.67%
09/30/96            7.30%
09/30/97           10.18%
09/30/98            9.89%
09/30/99           -4.35%
09/30/00            5.20%

DIVIDEND RETURN
-------------------------
09/30/95            6.07%
09/30/96            5.78%
09/30/97            5.79%
09/30/98            5.38%
09/30/99            4.67%
09/30/00            5.52%

CHANGE IN SHARE PRICE
-------------------------
09/30/95            3.60%
09/30/96            1.52%
09/30/97            4.39%
09/30/98            4.51%
09/30/99           -9.02%
09/30/00           -0.32%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.









                       12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Florida Tax-Free Income Fund to the 12-Month Dividend Yield of the Lipper Florida Municipal Debt Funds Average from 9/30/95 to 9/30/00.

          USAA FLORIDA TAX-FREE             LIPPER FLORIDA MUNICIPAL
              INCOME FUND                      DEBT FUNDS AVERAGE
          ---------------------             ------------------------
09/30/95         5.54%                                5.19%
09/30/96         5.54%                                5.03%
09/30/97         5.28%                                4.82%
09/30/98         4.91%                                4.46%
09/30/99         5.32%                                4.67%
09/30/00         5.32%                                4.75%


THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/00.





                     CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Florida Tax-Free Income Fund, Lehman Brothers Municipal Bond Index and the Lipper Florida Municipal Debt Funds Average. The data points from the graph are as follows:

USAA FLORIDA TAX-FREE INCOME FUND
YEAR                  AMOUNT
--------              -------
10/01/93              $10,000
03/31/94                9,179
09/30/94                9,332
03/31/95                9,822
09/30/95               10,235
03/31/96               10,574
09/30/96               10,982
03/31/97               11,262
09/30/97               12,100
03/31/98               12,639
09/30/98               13,297
03/31/99               13,386
09/30/99               12,718
03/31/00               12,871
09/30/00               13,379

LEHMAN BROTHERS MUNICIPAL BOND INDEX
YEAR                  AMOUNT
--------              -------
10/01/93              $10,000
03/31/94                9,584
09/30/94                9,756
03/31/95               10,296
09/30/95               10,847
03/31/96               11,159
09/30/96               11,502
03/31/97               11,767
09/30/97               12,539
03/31/98               13,028
09/30/98               13,632
03/31/99               13,835
09/30/99               13,537
03/31/00               13,824
09/30/00               14,373

LIPPER FLORIDA MUNICIPAL DEBT FUNDS AVERAGE
YEAR                  AMOUNT
--------              -------
10/01/93              $10,000
03/31/94                9,437
09/30/94                9,547
03/31/95               10,085
09/30/95               10,543
03/31/96               10,842
09/30/96               11,166
03/31/97               11,352
09/30/97               12,054
03/31/98               12,517
09/30/98               13,056
03/31/99               13,143
09/30/99               12,698
03/31/00               12,858
09/30/00               13,318

DATA SINCE INCEPTION ON 10/1/93 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE LOGN-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE
PERFORMANCE LEVEL OF ALL FLORIDA MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.









MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF PORTFOLIO MANAGER, ROBERT R. PARISEAU, CFA, APPEARS HERE.]

MUNICIPAL BOND MARKET REVIEW

Yields on 20-year AAA-rated municipal bonds have declined 0.10% during the first six months of the Fund's fiscal year, from March 31, 2000, to September 30, 2000. Bond-market investors seem to believe that the Federal Reserve Board, with a series of six increases in short-term interest rates, has successfully slowed the U.S. economy to a more sustainable, noninflationary rate of growth. Despite recent increases in energy costs, inflation remains under control. Economists give most of the credit to improved productivity as technological innovation allows industry to use raw materials and labor more efficiently.

STRATEGY

I focus primarily on generating maximum tax-exempt income with the goal of producing the best AFTER-TAX total return over an investment horizon of four or more years. My rationale for this strategy is:

- I believe that a large number of our investors own the Fund for the tax-free income and invest for the long term.

- Although past performance is no guarantee of future results, the strategy has worked in different kinds of markets over the years. Long-term performance, measured by total return and distribution yield, has been well above the peer group average.

The Fund remains fully invested in long-term, investment-grade municipal bonds. Municipal bonds that mature in 15 years or more almost always yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more volatile in price than shorter-maturity bonds. That's why we encourage only those investors with an investment horizon of four or more years to buy the USAA Florida Tax-Free Income Fund.

Like any buyer, I seek value. We define "value" at USAA as a combination of:

    -STRUCTURE (coupon, maturity, call features, sinking funds, etc.)

    -LIQUIDITY (ability to quickly sell the bond without substantially affecting the price)

    -CREDIT QUALITY (strength and stability of the issuer)

    -YIELD (The bond may otherwise be a great fit, but if the yield is too low, it's overpriced.)


TOTAL  RETURN   EQUALS  INCOME  RETURN  PLUS  SHARE  PRICE  CHANGE  AND  ASSUMES
REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.


NO AMT BONDS

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the federal alternative minimum tax
(AMT) for individuals. Consequently, since inception, no USAA tax-exempt fund has ever distributed income that was subject to the AMT for individuals. Looking ahead, we have no intention to purchase municipal bonds that are subject to the AMT for individuals in any of the USAA tax-exempt funds. Of course, we would certainly advise our shareholders if a change were to occur in the federal tax code that would compel us to reconsider our position.

MARKET OUTLOOK

The municipal bond market has rallied considerably from its lows over the past year. Recently, steeply higher energy prices have taken their toll on bond-market sentiment. However, the energy crisis of the 1970s and early 1980s taught valuable lessons. Many U.S. industries have steadily improved their energy efficiency despite years of low-priced oil. At least so far, brutal price competition has meant that many businesses have a hard time passing on the higher energy costs to their customers. An obviously slowing U.S. economy should also do its part in keeping a lid on inflationary pressures.

In summary, the current consensus in the bond market is that interest rates have probably peaked for this economic cycle. And, if energy prices settle down and the economy continues to slow, interest rates may even decline a little more.

FUND PERFORMANCE

While past performance is no guarantee of future results, from April 1, 2000, to September 30, 2000, your USAA Florida Tax-Free Income Fund paid a dividend distribution yield of 5.29%. During this period of declining interest rates, the Fund's share price increased by $0.11, or 1.20%, to $9.25.


                                    * * * *

Your Fund's performance received an Overall Star Rating of 4 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.


THE STATE OF FLORIDA

Driven by population growth, Florida's economy continues to grow and diversify. The state is outperforming the nation in terms of employment and personal-income growth. Current state reserve levels are sound. These reserve levels are important because Florida is disproportionately reliant upon cyclical sales-tax receipts as a source of operating revenues. Reflecting strong credit fundamentals, Florida maintains bond ratings of Aa2, AA+, and AA from Moody's Investors Service, Standard & Poor's, and Fitch IBCA, respectively. I discuss these general economic issues because, although they may not directly relate to each of your Fund's holdings, they do indicate the financial and economic environment of the state. We will closely monitor those specific credit issues and litigation that could potentially affect the value of your holdings.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Florida Tax-Free Income Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
  TO MATCH THE USAA FLORIDA TAX-FREE INCOME FUND'S CLOSING 30-DAY SEC YIELD OF 5.24% AND:

  Assuming a marginal federal tax rate of:   15%     28%     31%     36%   39.6%
   and assuming an investor, filing jointly, with $300,000 in intangible assets,

  A FULLY TAXABLE INVESTMENT MUST PAY:     6.17%   7.29%   7.61%   8.20%   8.69%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA FLORIDA TAX-FREE INCOME FUND RECEIVED 3 AND 4 STARS FOR THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720 AND 1,472 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.




                             PORTFOLIO RATINGS MIX
                                     9/30/00

A pie chart is shown here depicting the Portfolio Mix as of September 30, 2000 of the USAA Florida Tax-Free Income Fund to be:

AAA - 34%; AA - 38%; A - 15%; and BBB - 14%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA AND BBB ACCOUNT FOR 0.8% AND 2.9%, RESPECTIVELY, OF THE FUND'S INVESTMENTS, AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORY ABOVE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 14-17.









INVESTMENT REVIEW

USAA FLORIDA TAX-FREE MONEY MARKET FUND

OBJECTIVE: High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality Florida tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* AN INVESTMENT IN AMONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                            3/31/00              9/30/00
--------------------------------------------------------------------------------
  Net Assets                            $111.8 Million       $110.9 Million
  Net Asset Value Per Share                  $1.00                $1.00
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/00
--------------------------------------------------------------------------------
    3/31/00                                SINCE INCEPTION       7-DAY
    TO 9/30/00      1 YEAR      5 YEARS      ON 10/1/93          YIELD
      1.94%(+)      3.59%        3.28%          3.14%            4.26%
--------------------------------------------------------------------------------

(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.





                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Florida Tax-Free Money Market Fund and the iMoneyNet, Inc. (formerly IBC Financial Data) State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds.

                      USAA FLORIDA TAX-FREE
                        MONEY MARKET FUND                  IMONEYNET, INC.
                      ---------------------                ---------------
09/27/99                     3.39%                              2.90%
10/25/99                     3.02%                              2.65%
11/29/99                     3.45%                              3.03%
12/27/99                     3.80%                              3.40%
01/31/00                     2.94%                              2.61%
02/28/00                     3.50%                              2.90%
03/27/00                     3.38%                              2.94%
04/24/00                     3.96%                              3.43%
05/22/00                     4.00%                              3.59%
06/26/00                     4.08%                              3.69%
07/31/00                     3.80%                              3.47%
08/28/00                     3.74%                              3.39%
09/25/00                     3.92%                              3.54%

DATA REPRESENT THE LAST MONDAY OF EACH MONTH.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) STATE SPECIFIC SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.









MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF PORTFOLIO MANAGER, REGINA G. SHAFER, CFA, APPEARS HERE.]

MARKET SUMMARY

The national economy has shown signs of cooling from the economic picture we had seen six months ago. In May, the Federal Reserve (the Fed) increased the federal funds rate (the interest rate banks charge to other banks) to 6.50%, its fourth increase since September 1999. The Fed's rate increase and high energy costs seem to have caused some reduction in construction and consumer spending. Overall, current industry sentiment is that inflation concerns have settled and additional Fed interest rate increases may not be necessary this year.

Rates have increased in the short-term tax-exempt market since our annual report March 31, 2000. If you recall, average one-year rates were 4.08% at that time. One-year rates reached a high of 4.64% in May, according to the Bond Buyer One-Year Note Index. Income tax payments took more money out of the market than was coming in, so there was an extended period of modest demand for tax-exempt securities, causing the spike in one-year rates. Since then, the average rate on a one-year note has trended back down to 4.20%, still 0.12% higher than six months ago.

STRATEGY

We continue to believe that variable-rate demand notes (VRDNs) provide a good value for the USAA Florida Tax-Free Money Market Fund. VRDNs provide the owner the option to sell the security back to the issuer upon seven days' notice or less at a price of par (face value) plus accrued interest. The interest rates on these securities also reset at least every seven days. In our opinion the VRDNs have attractive rates and provide needed flexibility to extend into longer-term securities if appealing opportunities arise in the longer market.

The Fund's fixed-rate purchases during the period consisted of both commercial paper and bonds maturing within one year. Although past performance is no guarantee of future results, these securities have performed well, and the fixed rates have also provided the Fund with some stability when VRDN rates fall (as they do seasonally when demand exceeds supply in the market).


THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.


THE FUND

Daily and weekly VRDNs represented 81.7% of the Fund's assets on September 30, 2000. In addition, the Fund also had positions in tax-exempt commercial paper, put bonds, and other bonds/notes.

The Fund's  average  maturity of 23 days on September 30, 2000, was shorter than
iMoneyNet,   Inc.'s   (formerly  IBC  Financial  Data)  average   state-specific
tax-exempt money market fund.

FUND PERFORMANCE

For the 12 months ending September 30, 2000, your Fund ranked 9 out of 175 state-specific tax-exempt money market funds according to iMoneyNet, Inc., with a return of 3.60%. The average for the category over the same period was 3.18%. Please keep in mind that past performance is no guarantee of future results.





                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Florida Tax-Free Money Market Fund. The data is from 10/1/93 through 9/30/00. The data points from the graph are as follows:

USAA  FLORIDA TAX-FREE MONEY MARKET FUND
YEAR                  AMOUNT
--------              -------
10/01/93              $10,000
03/31/94               10,096
09/30/94               10,218
03/31/95               10,384
09/30/95               10,570
03/31/96               10,749
09/30/96               10,923
03/31/97               11,094
09/30/97               11,281
03/31/98               11,464
09/30/98               11,652
03/31/99               11,813
09/30/99               11,988
03/31/00               12,183
09/30/00               12,419

DATA SINCE INCEPTION ON 10/1/93 THROUGH 9/30/00.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE ALTERNATIVE MINIMUM TAX. FOR THE SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 18-20.









CATEGORIES & DEFINITIONS
PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, corporation, or a collateral trust.

The USAA Florida Tax-Free Money Market Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the USAA Florida Tax-Free Money Market Fund through rigorous internal credit research.

(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank Liquidity agreement.
(NBGA) Enhanced by a nonbank guarantee agreement.
(INS)  Scheduled  principal and interest payments are insured by:
       (1) MBIA,Inc.              (4) Financial Security Assurance Holdings Ltd.
       (2) AMBAC Financial Group, (5) Asset Guaranty Insurance Co.
             Inc.                 (6) ACA Financial Guaranty Corp.
       (3) Financial Guaranty
             Insurance Co.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

COP      Certificate of Participation     MERLOT  Municipal Exempt Receipts-
CP       Commercial Paper                           Liquidity Optional Tender
GO       General Obligation               MFH     Multifamily Housing
IDA      Industrial Development           PCRB    Pollution Control Revenue Bond
           Authority/Agency               RB      Revenue Bond
IDRB     Industrial Development
           Revenue Bond









USAA FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

  PRINCIPAL                                        COUPON     FINAL      MARKET
   AMOUNT          SECURITY                         RATE     MATURITY     VALUE
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (93.8%)

          FLORIDA (90.7%)
$ 3,400   Alachua County Health Facilities Auth. RB,
            Series 1996A (INS)(1)                   5.80%   12/01/2026 $  3,418
  7,900   Bay County Water Systems RB,
            Series 2000 (INS)(2)                    5.70     9/01/2025    7,973
          Board of Education Public Education GO,
  6,000     Series 1998E (NBGA)                     5.63     6/01/2025    6,004
  4,000     Series 2000A (NBGA)                     5.25     6/01/2024    3,790
  5,500     Series 2000D (NBGA)                     5.75     6/01/2022    5,594
  2,500   Broward County Educational Facilities
            Auth. RB, Series 2000B (INS)(5)         5.75     4/01/2021    2,472
          Broward County Housing Finance
            Auth. MFH RB,
  1,100     Series 1995A                            7.00     2/01/2025    1,173
  1,000     Series 1997A-1                          6.00     5/01/2032    1,021
  2,000   Cape Canaveral Hospital District RB,
            Series 1998                             5.25     1/01/2028    1,540
  1,855   Citrus County PCRB, Series 1992B          6.35     2/01/2022    1,901
    500   Clearwater Housing Auth. RB,
            Series 1997 (INS)(6)                    5.35     5/01/2024      459
  2,000   Collier County Health Facilities Auth.
            RB, Series 1994 (e)                     7.00    12/01/2019    2,066
  8,000   Escambia County Health Facilities Auth.
            RB, Series 1999A-2                      6.00    11/15/2031    8,183
    700   Gulf County School District Sales Tax RB,
            Series 1997 (INS)(5)                    5.75     6/01/2017      710
  2,000   Hillsborough County IDA PCRB,
            Series 1994                             6.25    12/01/2034    2,079
          Housing Finance Agency RB,
  1,275     Series 1994A                            6.35     7/01/2014    1,317
  1,000     Series 1995H (NBGA)                     6.50    11/01/2025    1,014
  4,400   Miami-Dade County Aviation RB,
            Series 2000B (INS)(3)                   5.75    10/01/2024    4,474
  3,000   Miami-Dade County Expressway Auth. RB,
            Series 2000 (INS)(3)                    6.00     7/01/2020    3,146
  1,000   Miramar Wastewater Improvement
            Assessment Bonds,
            Series 1994 (PRE)(INS)(3)               6.75    10/01/2025    1,088
          Nassau County Gas Tax RB,
    695     Series 2000 (INS)(2),(a)                5.72     3/01/2020      228
    695     Series 2000 (INS)(2),(a)                5.75     3/01/2021      215
    945     Series 2000 (INS)(2),(a)                5.77     3/01/2022      275
    845     Series 2000 (INS)(2),(a)                5.79     3/01/2023      231
    620     Series 2000 (INS)(2),(a)                5.80     3/01/2024      160
    945     Series 2000 (INS)(2),(a)                5.81     3/01/2025      229
  5,000   North Miami Educational Facilities RB,
            Series 1994A (e)                        6.13     4/01/2020    5,051
  2,130   North Miami Health Facilities Auth. RB,
            Series 1996 (LOC)                       6.00     8/15/2024    2,168
          Orange County Health Facilities Auth. RB,
  5,750     Series 1995 (e)                         6.75     7/01/2020    5,531
  3,780     Series 1999 (INS)(5)                    5.25     6/01/2029    3,406
  1,000   Orange County Housing Finance Auth. RB,
            Series 1994B                            6.40     2/01/2030    1,028
          Palm Beach County Health
            Facilities Auth. RB,
  3,405     Series 1993 (PRE)                       6.30    10/01/2022    3,626
  4,900     Series 1996                             5.63    11/15/2020    4,425
  2,500     Series 1998                             5.13    11/15/2029    2,040
  7,875   Palm Beach County School Board COP,
            Series 2000A (INS)(3)                   5.88     8/01/2021    8,136
  1,800   Plantation Health Facilities Auth. RB,
            Series 1998                             5.13    12/01/2022    1,486
          Polk County Transport Improvement RB,
  1,290     Series 2000 (INS)(4),(d)                5.25    12/01/2018    1,253
  1,000     Series 2000 (INS)(4),(d)                5.25    12/01/2019      965
  5,000   Port St. Lucie Utility Improvement and
            Refunding RB, Series 1997A (INS)(1)     5.13     9/01/2027    4,621
 12,780   Seminole County Water and Sewer RB,
            Series 1999                             5.38    10/01/2022   12,395
  6,805   St. Johns County IDA Hospital RB,
            Series 1992                             6.00     8/01/2022    6,647
  2,000   St. Johns County IDA RB,
            Series 1997A (INS)(1),(c)               5.50     3/01/2017    1,999
  3,215   Sunrise Special Tax District #1 GO,
            Series 1991 (LOC)                       6.38    11/01/2021    3,278
  4,995   Sunrise Utility Systems RB,
            Series 1998A (INS)(2)                   5.20    10/01/2022    4,743
  1,150   Tallahassee Consolidated Utility
            Systems RB, Series 1994                 6.20    10/01/2019    1,195
  1,000   Tallahassee Lease RB,
            Series 2000A (INS)(1)                   5.38     8/01/2026      965
  5,000   Tampa Utilities Tax Improvement RB,
            Series 1999A (INS)(4)                   5.20    10/01/2019    4,792
 12,000   Tampa Water and Sewer RB, Series 1999     5.50    10/01/2029   11,770
  1,300   Turtle Run Community Development
            District RB, Series 1997 (PRE)          6.40     5/01/2011    1,356
          Volusia County Education Facility
            Auth. RB,
  1,500     Series 1996A                            6.13    10/15/2026    1,515
  2,000     Series 1999A                            5.75    10/15/2029    1,907
          West Orange Healthcare District RB,
  1,790     Series 1999A                            5.50     2/01/2009    1,768
    620     Series 1999A                            5.50     2/01/2010      609

          PUERTO RICO (3.1%)
          Electric Power Auth. RB,
  5,150     Series 1995Z                            5.25     7/01/2021    4,939
    515     Series HH (INS)(4)                      5.25     7/01/2029      496
--------------------------------------------------------------------------------
          Total fixed-rate instruments (cost: $164,226)                 164,870
--------------------------------------------------------------------------------

                                PUT BONDS (4.2%)

          FLORIDA
  7,055   Duval County Housing Finance Auth. MFH RB,
            Series 1995 (NBGA)(e) (cost: $7,155)    6.75     4/01/2025    7,366
--------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.5%)

          FLORIDA
    100   Dade County Health Facilities Auth. RB,
            Series 1990 (LOC)                       5.65     9/01/2020      100
    500   Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)(c)                   5.67     1/01/2024      500
  2,085   Hillsborough County IDA PCRB,
            Series 1992                             5.55     5/15/2018    2,085
--------------------------------------------------------------------------------
          Total variable-rate demand notes (cost: $2,685)                 2,685
--------------------------------------------------------------------------------
          Total investments (cost: $174,066)                           $174,921
================================================================================




                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Water/Sewer Utilities - Municipal                   24.3%
            Hospitals                                           12.7
            Special Assessment/Tax/Fee                          11.5
            Nursing/Continuing Care Centers                      8.9
            Multifamily Housing                                  6.9
            Education                                            6.8
            Appropriated Debt                                    4.6
            Escrowed Bonds                                       3.5
            Electric Utilities                                   3.4
            Health Care - Miscellaneous                          3.4
            Electric/Gas Utilities - Municipal                   3.1
            Airport/Port                                         2.5
            Sales Tax                                            2.4
            General Obligations                                  1.9
            Toll Roads                                           1.8
            Miscellaneous                                        1.1
            Single-Family Housing                                0.7
                                                                ----
            Total                                               99.5%
                                                                ====





USAA FLORIDA TAX-FREE MONEY MARKET FUND

  PRINCIPAL                                        COUPON     FINAL
   AMOUNT          SECURITY                         RATE     MATURITY     VALUE
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (81.7%)

          FLORIDA
$ 1,220   Brevard County Mental Health Facilities
            RB, Series 1994C (LOC)                  5.55%    1/01/2010 $  1,220
  1,600   Broward County Education Research and
            Training Auth. IDRB, Series 1997 (LOC)  5.75     8/01/2004    1,600
  2,460   Broward County Housing Finance Auth.
            MFH RB, Series 1990 (NBGA)              5.60    10/01/2007    2,460
  2,500   Capital Projects Finance Auth. RB,
            Series 1998A (LIQ)(INS)(4)              5.50     6/01/2028    2,500
  9,200   Capital Trust Agency MFH RB,
            Series 1999A (NBGA)(c)                  5.67    12/01/2032    9,200
     45   Dade County Aviation Facilities RB,
            Series 1984A (LOC)                      5.45    10/01/2009       45
  5,800   Dade County Health Facilities Auth. RB,
            Series 1990 (LOC)                       5.65     9/01/2020    5,800
  2,500   Department of Juvenile Justice
            Certificate of Lease Series 1998,
            MERLOT Series 2000 000 (LIQ)
            (INS)(1),(c)                            5.50     6/15/2019    2,500
  9,750   Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)(c)                   5.67     1/01/2024    9,750
  2,800   Halifax Hospital Medical Center RB,
            Series 1998 (LOC)                       5.50    12/01/2013    2,800
    600   Hillsborough County IDA PCRB,
            Series 1992                             5.55     5/15/2018      600
            Housing Finance Agency MFH RB,
  5,270     Series 1990B (NBGA)                     5.60    12/01/2009    5,270
    450     Series 1990D (NBGA)                     5.60    12/01/2009      450
  1,600   Jacksonville Health Facilities Auth. IDRB,
            Series 2000B (LOC)                      5.55     3/01/2030    1,600
  4,045   Lee County IDA Health Care RB,
            Series 1999 (LOC)                       5.60    12/01/2029    4,045
    960   Miami Dade County IDRB,
            Series 1999 (LOC)                       5.55     6/01/2019      960
          Orange County Health Facilities Auth. RB,
    755     Series 1998 (LOC)                       5.75    11/01/2028      755
 11,000     Series 2000A (LIQ)                      5.60     6/01/2030   11,000
          Orange County IDA RB,
  3,000     Series 1998 (LOC)                       5.45    10/01/2018    3,000
  3,940     Series 2000A (LOC)                      5.45     3/01/2025    3,940
  9,090   Palm Beach County Health Facilities
            Auth. RB, Series 1999B                  5.65    12/10/2014    9,090
  4,850   St. Petersburg Health Facilities Auth. RB,
            Series 1999 (LOC)                       5.62     1/01/2024    4,850
  3,000   Volusia County Housing Finance Auth. RB,
            Series 1985C (LOC)(b)                   5.60     9/01/2005    3,000
  4,150   Wauchula IDA RB, Series 1993 (LOC)        5.50    12/01/2013    4,150
-------------------------------------------------------------------------------
          Total variable-rate demand notes (cost: $90,585)               90,585
-------------------------------------------------------------------------------

                                PUT BONDS (4.2%)
          FLORIDA
  3,630   Housing Finance Corp. Homeowner
            Mortgage RB, 2000 Series 8              4.20     7/01/2017    3,630
  1,000   Jacksonville PCRB, Series 1994            4.30     9/01/2024    1,000
-------------------------------------------------------------------------------
          Total put bonds (cost: $4,630)                                  4,630
-------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (13.6%)

          FLORIDA
    300   Broward County Airport System RB,
            Series 1993C (INS)(2)                   4.40    10/01/2000      300
  3,000   Broward County Sales Tax Revenue CP
            Notes, Series A                         4.30    10/11/2000    3,000
    500   Homestead Special Insurance Assessment RB,
            Series 1993 (INS)(1)                    5.00     3/01/2001      502
    400   Jacksonville Beach Utilities RB,
            Series 1993 (INS)(1)                    5.00    10/01/2000      400
          Jacksonville Electric Auth. RB,
  1,250     Issue 2, Series 16                      4.00    10/01/2000    1,250
  1,200     Issue 2, Series 6C                      6.40    10/01/2000    1,200
  2,500   Lee County Hospital Board of Directors RB,
            Series 1991A (PRE)                      6.60     4/01/2020    2,577
    225   Miami-Dade County GO, Series 1998
            (INS)(3)                                5.75    11/01/2000      225
    235   Orange County Tourist Development Tax RB,
            Series 1998A (INS)(2)                   4.00    10/01/2000      235
    200   Pinellas County Health Facilities Auth.
            RB, Series 1993 (INS)(1)                4.70    11/15/2000      200
    300   Sarasota County RB, Series 1993 (INS)(1)  4.40    10/01/2000      300
  3,500   South Broward Hospital District RB,
            Series 1991 (PRE)                       6.61     5/13/2021    3,606
  1,070   Sunrise Utility Systems RB,
            Series 1996A (INS)(2),(a)               4.12    10/01/2000    1,070
    250   Tampa Health Systems RB,
            Series 1998A-1 (INS)(1)                 4.50    11/15/2000      250
-------------------------------------------------------------------------------
          Total fixed-rate instruments (cost: $15,115)                   15,115
-------------------------------------------------------------------------------
          Total investments (cost: $110,330)                           $110,330
===============================================================================




                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Hospitals                                           19.7%
            Multifamily Housing                                 18.4
            Health Care - Miscellaneous                         12.4
            Banks - Major Regional                               9.9
            Education                                            7.1
            Escrowed Bonds                                       5.6
            Buildings                                            5.2
            Community Service                                    4.4
            Single-Family Housing                                3.3
            Sales Tax                                            3.2
            Electric/Gas Utilities - Municipal                   2.6
            Appropriated Debt                                    2.3
            Nursing/Continuing Care Centers                      2.1
            Electric Utilities                                   1.4
            Water/Sewer Utilities - Municipal                    1.0
            Other                                                0.9
                                                                ----
            Total                                               99.5%
                                                                ====









NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase. For the USAA Florida Tax-Free Income Fund and USAA Florida Tax-Free Money Market Fund, these securities represented 0.8% and 1.0% of net assets, respectively.

(b) This security was purchased within the terms of a private placement memorandum and is subject to a seven-day demand feature. Under procedures adopted by the Board of Trustees, the adviser has determined that this security is liquid. At September 30, 2000, this security represents 2.7% of the USAA Florida Tax-Free Money Market Fund's net assets.

(c) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. At September 30, 2000, these securities represented 1.4% and 19.3% of the USAA Florida Tax-Free Income Fund's and USAA Florida Tax-Free Money Market Fund's net assets, respectively.

(d)  At  September   30,   2000,   the  cost  of   securities   purchased  on  a
delayed-delivery basis for the USAA Florida Tax-Free Income Fund was $2.3 million.

(e)  At  September  30,  2000,   these   securities  were  segregated  to  cover
delayed-delivery purchases.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

                                                     USAA           USAA
                                                    FLORIDA    FLORIDA TAX-FREE
                                                   TAX-FREE      MONEY MARKET
                                                  INCOME FUND        FUND
                                                 ------------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $174,066 and $110,330,
      respectively)                                  $174,921       $110,330
   Cash                                                    16            208
   Receivables:
      Capital shares sold                                  22             63
      Interest                                          3,448            496
                                                 ------------------------------
         Total assets                                 178,407        111,097
                                                 ------------------------------

LIABILITIES
   Securities purchased                                 2,262            -
   Capital shares redeemed                                 23            158
   USAA Investment Management Company                      51             18
   USAA Transfer Agency Company                             7              6
   Accounts payable and accrued expenses                   24             25
   Dividends on capital shares                            268             18
                                                 ------------------------------
         Total liabilities                              2,635            225
                                                 ------------------------------
            Net assets applicable to capital
              shares outstanding                     $175,772       $110,872
                                                 ==============================

REPRESENTED BY:
   Paid-in capital                                   $183,405       $110,872
   Accumulated net realized loss on investments        (8,488)           -
   Net unrealized appreciation of investments             855            -
                                                 ------------------------------
            Net assets applicable to capital
              shares outstanding                     $175,772       $110,872
                                                 ==============================
   Capital shares outstanding, unlimited number
      of shares authorized, $.001 par value            19,011        110,872
                                                 ==============================
   Net asset value, redemption price, and
      offering price per share                       $   9.25       $   1.00
                                                 ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000
(UNAUDITED)

                                                     USAA           USAA
                                                    FLORIDA    FLORIDA TAX FREE
                                                    TAX-FREE    MONEY MARKET
                                                  INCOME FUND       FUND
                                                 ------------------------------

Net investment income:
   Interest income                                   $5,018         $2,432
                                                 ------------------------------
   Expenses:
      Management fees                                   304            198
      Transfer agent's fees                              41             36
      Custodian's fees                                   31             25
      Postage                                            12              5
      Shareholder reporting fees                          5              5
      Trustees' fees                                      5              5
      Registration fees                                   1             -
      Professional fees                                  16             16
      Other                                               4              4
                                                 ------------------------------
         Total expenses before reimbursement            419            294
      Expenses reimbursed                                -            (14)
                                                 ------------------------------
         Total expenses after reimbursement             419            280
                                                 ------------------------------
            Net investment income                     4,599          2,152
                                                 ------------------------------
Net realized and unrealized gain on investments:
      Net realized gain                                  27             -
      Change in net unrealized appreciation/
         depreciation                                 1,897             -
                                                 ------------------------------
            Net realized and unrealized gain          1,924             -
                                                 ------------------------------
Increase in net assets resulting from operations     $6,523         $2,152
                                                 ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000, AND YEAR ENDED MARCH 31, 2000
(UNAUDITED)


                                                               USAA                                      USAA
                                                         FLORIDA TAX-FREE                          FLORIDA TAX-FREE
                                                           INCOME FUND                            MONEY MARKET FUND
                                                -------------------------------------------------------------------------
                                                9/30/2000             3/31/2000            9/30/2000            3/31/2000
                                                -------------------------------------------------------------------------
From operations:
   Net investment income                         $  4,599              $  9,242           $  2,152               $  3,288
   Net realized gain (loss) on investments             27                (7,482)               -                      -
   Change in net unrealized appreciation/
      depreciation of investments                   1,897                (9,330)               -                      -
                                                -------------------------------------------------------------------------
      Increase (decrease) in net assets
         resulting from operations                  6,523                (7,570)             2,152                  3,288
                                                -------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                           (4,599)               (9,242)            (2,152)                (3,288)
                                                -------------------------------------------------------------------------
From capital share transactions:
   Proceeds from shares sold                       12,021                50,035             43,004                214,681
   Dividend reinvestments                           2,910                 5,910              2,018                  3,044
   Cost of shares redeemed                        (11,245)              (50,935)           (45,945)              (204,546)
                                                -------------------------------------------------------------------------
      Increase (decrease) in net assets
         from capital share transactions            3,686                 5,010               (923)                13,179
                                                -------------------------------------------------------------------------
Net increase (decrease) in net assets               5,610               (11,802)              (923)                13,179
Net assets:
   Beginning of period                            170,162               181,964            111,795                 98,616
                                                -------------------------------------------------------------------------
   End of period                                 $175,772              $170,162           $110,872               $111,795
                                                =========================================================================
Change in shares outstanding:
   Shares sold                                      1,314                 5,333             43,004                214,681
   Shares issued for dividends reinvested             318                   635              2,018                  3,044
   Shares redeemed                                 (1,234)               (5,515)           (45,945)              (204,546)
                                                -------------------------------------------------------------------------
      Increase (decrease) in
         shares outstanding                           398                   453               (923)                13,179
                                                =========================================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of the USAA Florida Tax-Free Income Fund and USAA Florida Tax-Free Money Market Fund (the Funds). The Funds have a common objective of providing Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax. The USAA Florida Tax-Free Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA Florida Tax-Free Income Fund are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Florida Tax-Free Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities. The Funds concentrate their investments in Florida tax-exempt securities and therefore may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. The Funds had no borrowings under any of these agreements during the six-month period ended September 30, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 2000, the USAA Florida Tax-Free Income Fund had capital loss carryovers for federal income tax purposes of $8,488,000 which, if not offset by subsequent capital gains, will expire between 2003-2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2000, were as follows:

                            USAA FLORIDA TAX-FREE         USAA FLORIDA TAX-FREE
                                 INCOME FUND                MONEY MARKET FUND
                            ---------------------------------------------------
Purchases                        $27,241,000                  $114,536,000
Sales/maturities                 $24,465,000                  $115,512,000


For the USAA Florida Tax-Free Income Fund, cost of purchases and proceeds from sales/maturities exclude short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 2000, were as follows:

                               Appreciation        Depreciation           Net
                               ------------------------------------------------
USAA Florida Tax-Free
    Income Fund                 $3,475,000         ($2,620,000)       $855,000

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets
(ANA) of both Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based upon ANA.

The Manager has voluntarily agreed to limit the annual expenses of each Fund to 0.50% of its average net assets through August 1, 2001.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.


(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

USAA FLORIDA TAX-FREE INCOME FUND


                            SIX-MONTH
                           PERIOD ENDED
                           SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                                         -----------------------------------------------------------------
                              2000          2000          1999          1998          1997          1996
                           -------------------------------------------------------------------------------
Net asset value at
   beginning of period      $   9.14      $  10.02      $   9.94      $   9.33      $   9.26      $   9.09
Net investment income            .25           .49           .50           .51           .52           .52
Net realized and
   unrealized gain (loss)        .11          (.88)          .08           .61           .07           .17
Distributions from net
   investment income            (.25)         (.49)         (.50)         (.51)         (.52)         (.52)
                            ------------------------------------------------------------------------------
Net asset value at
   end of period            $   9.25      $   9.14      $  10.02      $   9.94      $   9.33      $   9.26
                            ==============================================================================
Total return (%)*               3.95         (3.85)         5.91         12.22          6.51          7.66
Net assets at end
   of period (000)          $175,772      $170,162      $181,964      $145,921      $ 95,483      $ 69,079
Ratio of expenses to
   average net assets (%)        .49(a)        .48           .47           .50           .50           .50
Ratio of expenses
   to average net
   assets excluding
   reimbursements (%)             -             -             -            .51           .57           .67
Ratio of net investment
   income to average
   net assets (%)               5.35(a)       5.25          4.96          5.21          5.57          5.52
Portfolio turnover (%)         14.52         62.32         25.28         27.48         44.75         88.20


(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.



USAA FLORIDA TAX-FREE MONEY MARKET FUND


                            SIX-MONTH
                           PERIOD ENDED
                           SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                                         ----------------------------------------------------------------
                              2000          2000          1999          1998          1997         1996
                           ------------------------------------------------------------------------------
Net asset value at
   beginning of period     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Net investment income           .02           .03           .03           .03           .03           .03
Distributions from net
   investment income           (.02)         (.03)         (.03)         (.03)         (.03)         (.03)
                           ------------------------------------------------------------------------------
Net asset value at
   end of period           $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                           ==============================================================================
Total return (%)*              1.94          3.14          3.05          3.34          3.20          3.51
Net assets at end
   of period (000)         $110,872      $111,795      $ 98,616      $ 89,799      $ 87,053      $ 71,224
Ratio of expenses to
   average net assets (%)       .50(a)        .50           .50           .50           .50           .50
Ratio of expenses
   to average net
   assets excluding
   reimbursements (%)           .52(a)        .53           .51           .52           .57           .64
Ratio of net investment
   income to average
   net assets (%)              3.83(a)       3.13          3.00          3.28          3.15          3.45


(a) ANNUALIZED.  THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.






TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                           LEGAL COUNSEL
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

CUSTODIAN                                INDEPENDENT AUDITORS
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS               INTERNET ACCESS
Call toll free - Central Time            usaa.com(ServiceMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturdays 8:30 a.m. to 5 p.m.
Sundays 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777